CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 613	$ 1,044
Accounts receivable, net of allowance for doubtful accounts of $18 and $12 at December 31, 2013 and 2012, respectively	133	107
Inventory, net of reserves of $184 and $52 at December 31, 2013 and 2012, respectively	1,193	524
Other current assets	101	198
Total current assets	2,040	1,873
Property and equipment, net	920	1,274
Other assets	356	331
Total noncurrent assets	1,276	1,605
TOTAL ASSETS	3,316	3,478
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term notes payable	35	79
Current portion of long-term debt	109	4
Notes payable - past due		419
Accounts payable	891	765
Accrued liabilities	723	1,038
Deferred revenue	14	40
Total current liabilities	1,772	2,345
Warrants, at fair value	1,548
Long-term debt, net	103
Total long-term liabilities	1,651
TOTAL LIABILITIES	3,423	2,345
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3 shares authorized, 2 and zero shares issued and outstanding as of December 31, 2013 and 2012, respectively (liquidation preference of $ 2.1 million and 0 at December 31, 2013 and 2012, respectively)	1,139
Common stock, $.001 par value; 145,000 shares authorized, 70,479 and 62,282 shares issued and outstanding as of December 31, 2013 and 2012, respectively	71	62
Additional paid-in capital	101,840	93,273
Treasury stock, at cost	(132)	(104)
Accumulated deficit	(103,025)	(92,098)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	(107)	1,133
TOTAL STOCKHOLDERS’ (DEFICIT) EQUITY	(107)	1,133
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,316	$ 3,478